FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial income and expenses [Abstract]
Schedule of Financial Income and Expenses

	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Financial income:
Non-cash financial income	1,220	-	233
Interest income	3	36	464

	1,223	36	697

Financial expense:
Interest on leases	(815)	(896)	(947)
Interest on tax audit settlement (Note 6)	-	-	(1,000)
Cash interest on exchangeable notes	(3,996)	(3,996)	(3,996)
Loan origination costs	(1,638)	-	-
Non-cash interest on exchangeable notes (Note 24)	(648)	(643)	(639)
Non-cash financial expense	-	(1,216)	-

	(7,097)	(6,751)	(6,582)
Net Financing Expense	(5,874)	(6,715)	(5,885)